Debt - Schedule of Principal Payments of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jul. 02, 2025
Schedule of Principal Payments of Long-Term Debt [Line Items]
Total		$ 7,500
ABS II [Member]
Schedule of Principal Payments of Long-Term Debt [Line Items]
2026 (remainder)	$ 29,924
2027	49,878
2028	52,890
2029	53,254
2030	51,409
Thereafter	19,432
Total	256,787
Trail Dust [Member]
Schedule of Principal Payments of Long-Term Debt [Line Items]
2026 (remainder)	492
2027	700
2028	754
2029	168
2030
Thereafter
Total	2,114
Citizens RBL [Member]
Schedule of Principal Payments of Long-Term Debt [Line Items]
2026 (remainder)
2027
2028
2029
2030	37,000
Thereafter
Total	$ 37,000